Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Summary of Executive Compensation.”

Year	Summary Compensation Table Total for PEO 1 (Barbier)1	Compensation Actually Paid to PEO 1 (Barbier)2	Summary Compensation Table Total for PEO 2 (Barry)1	Compensation Actually Paid to PEO 2 (Barry)2	Average Summary Compensation Table Total for Non-PEO NEOs3	Average Compensation Actually Paid to Non-PEO NEOs4	Value of Initial Fixed $100 Investment Based On:	Net Loss (thousands)6
							Total Shareholder Return5
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$3,685,803	$(1,008,439)	$16,729,425	$1,776,953	$3,578,450	$(922,763)	$45	$(24,342)
2023	$6,263,038	$7,562,818	$-	$-	$2,409,975	$2,362,737	$433	$(97,217)
2022	$1,114,998	$361,355	$-	$-	$1,240,460	$874,752	$568	$(76,246)
2021	$1,741,120	$8,938,255	$-	$-	$671,837	$2,636,522	$840	$(32,385)
2020	$936,120	$1,282,944	$-	$-	$298,466	$444,819	$131	$(6,334)

[1] Summary Compensation Table Total for PEOs: The dollar amounts reported in column (b) are the amounts of total compensation reported for our former PEO, Mr. Barbier, and our current PEO, Mr. Barry, for each corresponding year in the “Total” column of the Summary Compensation Table.

[2] Compensation Actually Paid to PEOs: The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Barbier and Mr. Barry, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Barbier and Mr. Barry during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barbier’s and Mr. Barry’s total compensation to determine the compensation actually paid:

PEO Total Compensation Amount	$ 16,729,425	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,776,953	0	0	0	0
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO 1 (Barbier)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 1 (Barbier)
2024	$3,685,803	$(1,062,145)	$(3,632,097)	$(1,008,439)

Year	Reported Summary Compensation Table Total for PEO 2 (Barry)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2 (Barry)
2024	$16,729,425	$(16,410,050)	$1,457,578	$1,776,953

(a)	The grant date fair value of equity awards represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table.
(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:

(i) the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and

(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i)Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (Barbier)	(ii)Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii)Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv)Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v)Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments (Barbier)
2024	$86,521	$(3,593,300)	$162,623	$(287,941)	$-	$(3,632,097)

Year	(i)Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (Barry)	(ii)Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii)Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv)Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v)Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments (Barry)
2024	$1,308,946	$7,299	$-	$141,333	$-	$1,457,578

Non-PEO NEO Average Total Compensation Amount	$ 3,578,450	2,409,975	1,240,460	671,837	298,466
Non-PEO NEO Average Compensation Actually Paid Amount	$ (922,763)	2,362,737	874,752	2,636,522	444,819
Adjustment to Non-PEO NEO Compensation Footnote

[3] Average Summary Compensation Table Total for Non-PEO NEOs: The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Barbier for all years presented and Mr. Barry for 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Barbier and Mr. Barry) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Dr. Kupiec and Mr. Schoen (ii) for 2023, Mssrs. Cook and Schoen, and Dr. Kupiec; (iii) for 2022, Mssrs. Cook and Schoen, and Drs. Friedmann and Kupiec; (iv) for 2021, Mr. Schoen and Drs. Friedmann and Kupiec; and (v) for 2020, Mr. Schoen and Dr. Friedmann. Dr. Nadav Friedmann was a Director and our Chief Medical Officer who passed away in December 2022 following a brief journey with cancer.

[4] Average Compensation Actually Paid to Non-PEO NEOs: The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Barbier and Mr. Barry), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barbier and Mr. Barry) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barbier and Mr. Barry) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,578,450	$(2,966,450)	$(1,534,763)	$(922,763)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i)Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii)Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii)Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv)Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v)Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2024	$270,745	($1,794,028)	$129,333	($140,814)	$-	$(1,534,763)

[5]  Total Shareholder Return: Cumulative TSR is calculated based upon a fixed investment of $100 on the last trading day of calendar 2019 through and including the last trading day of calendar 2024. Pursuant to applicable Securities and Exchange Commission rules, all values assume reinvestment of the full amount of all dividends, however no cash dividends have been declared on our Common Stock to date. The stockholder returns shown on the graph below are based on historical results and are not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

[6] Net Loss: The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Total Shareholder Return Amount	$ 45	433	568	840	131
Net Income (Loss)	(24,342,000)	(97,217,000)	(76,246,000)	(32,385,000)	(6,334,000)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,685,803	6,263,038	1,114,998	1,741,120	936,120
PEO Actually Paid Compensation Amount	(1,008,439)	$ 7,562,818	$ 361,355	$ 8,938,255	$ 1,282,944
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,457,578
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,410,050)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,308,946
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,299
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,333
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,632,097)
PEO | Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,062,145)
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,521
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,593,300)
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,623
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,941)
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,534,763)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,966,450)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,745
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,794,028
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,333
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,814
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0